Earnings per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings per share reconciliation

The following table provides a reconciliation between basic and diluted earnings per share:

In millions, except per share data	Year ended December 31,	2016	2015	2014
Net income		$3,640	$3,538	$3,167
Weighted-average basic shares outstanding		776.0	800.7	819.9
Dilutive effect of stock-based compensation		3.2	4.4	3.6
Weighted-average diluted shares outstanding		779.2	805.1	823.5
Basic earnings per share		$4.69	$4.42	$3.86
Diluted earnings per share		$4.67	$4.39	$3.85
Units excluded from the calculation as their inclusion would not have a dilutive effect:
Stock options		1.2	0.8	0.4
Performance share units		0.2	-	-